UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, WI 53212

(414) 299-2000

August 5, 2022

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Re: Thirdline Real Estate Income Fund
File Nos. 333-255199 and 811-23653

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Thirdline Real Estate Income Fund, a registered management investment company (the “Fund”), that the form of Prospectus and Statement of Additional Information for the fund that would have been filed under Rule 497(c) does not differ from that contained in the Fund’s Post-Effective Amendment No. 1 which was filed with the Commission on July 29, 2022 and which became effective on July 29, 2022. The text of Post-Effective Amendment No. 1 was filed electronically (Accession Number 0001398344-22-014397).

Sincerely,

/s/Terrance P. Gallagher
Terrance P. Gallagher
Executive Vice President, Director of Mutual Fund Accounting and Administration